Other Provisions (Details) - Schedule of other provisions - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions		S/ 701,953	S/ 485,042
Provisions, Current		132,926	155,545
Provisions, Non-current		569,027	329,497
Legal Contingencies [Member]
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions	[1]	580,216	364,385
Provisions, Current	[1]	87,948	117,520
Provisions, Non-current	[1]	492,268	246,865
Tax Contingencies [Member]
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions		53,577	38,182
Provisions, Current		33,127	17,492
Provisions, Non-current		20,450	20,690
Provision for Closure [Member]
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions		68,160	82,475
Provisions, Current		11,851	20,533
Provisions, Non-current		S/ 56,309	S/ 61,942

[1]	Legal contingencies mainly correspond to: